Share capital and reserves	12 Months Ended
Dec. 31, 2025
Share capital and reserves
Share capital and reserves

12.Share capital and reserves

a)Authorized and issued

Unlimited common shares – 6,962,218 issued at December 31, 2025 (2024 – 3,481,375, 2023 – 1,998,848).

b)Issuances

Year ended December 31, 2025:

On January 15, 2025, the Company issued 73,871 common shares in an at-the-market offering for gross proceeds of $113,547. In connection with the offering, the Company incurred issuance costs of $19,064. The costs were recorded as a reduction of equity.

On January 15, 2025, the Company issued 233,000 common shares for the exercise of pre-funded warrants at US$0.00001 per share in the amount of $2. An amount of $324,643 was transferred from reserves to share capital as a result.

On July 22, 2025, the Company closed a non-brokered private placement of 1,267,123 units at a price of $0.73 per unit for aggregate gross proceeds of $925,000. Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one common share at a price of $1.20 for a period of sixty months following the date of issuance provided, however, that if the closing price of the common shares on the Nasdaq is greater than $2.00 for ten or more consecutive trading days, the warrants will be accelerated and will expire on the 30th business day following the date of such notice. In connection with the offering, the Company paid an aggregate of $12,264 in finder’s fees and issued, in aggregate, 16,800 finder’s warrants. Each finder’s warrant has terms equal to those of the common share purchase warrants. The Company incurred additional cash issuance costs of $305,604. The 16,800 finder’s warrants were determined to have a fair value of $11,560.

On August 8, 2025, the Company closed a non-brokered private placement of 156,849 units at a price of $0.73 per unit for aggregate gross proceeds of $114,500. Each unit consisted of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one common share at a price of $1.20 for a period of sixty months following the date of issuance provided, however, that if the closing price of the common shares on the Nasdaq is greater than $2.00 for ten or more consecutive trading days, the warrants will be accelerated and will expire on the 30th business day following the date of such notice. The Company incurred cash issuance costs of $32,075.

On October 23, 2025, the Company closed its registered direct offering for the purchase and sale of 572,470 common shares at a price of $0.63 per common share, and 1,177,530 pre-funded warrants at a price of $0.62999 per pre-funded warrant for aggregate gross proceeds of $1,102,488. Each pre-funded warrant entitles the holder to acquire one common share at an exercise price of $0.00001 per share. In connection with the offering, the Company paid an aggregate of $77,175 in finder’s fees and issued 87,500 agent warrants, each exercisable into one common share of the Company at an exercise price of $0.69 commencing 181 days following issuances with a term of eighteen months from the closing date. The Company incurred additional cash issuance costs of $405,550 and were recorded as a reduction of equity. The 87,500 finder’s warrants were determined to have a fair value of $26,924.

Concurrently with the closing of the offering, the Company issued 1,177,530 common shares for the exercise of the pre-funded warrants at $0.00001 per share in the amount of $12. An amount of $398,904 was transferred from reserves to share capital as a result.

Year ended December 31, 2024:

On February 15 and March 4, 2024, the Company closed two tranches of a non-brokered offering of 899,717 common share units at a price of CAD $3.00 per common share unit for aggregate gross proceeds of $2,000,549 (CAD $2,699,151). Each common share unit consists of one common share and one warrant to purchase one common share at CAD $4.50 per common share for a period of two years, provided, however that, if, the common shares on the TSXV trade at greater than CAD $6.00 for 10 or more consecutive trading days, the warrants will be accelerated and the warrants will expire on the 30th business day following the date of notice.

12.Share capital and reserves (continued)

The proceeds were allocated $1,205,

000 to the derivative warrant liability (Note 12(h)) and the residual $795,549 was allocated to common shares.

In connection with the offering, the Company paid finder’s fees of $97,241, representing a 5% finder’s fee on certain subscriptions to qualified finders. The Company incurred additional cash share issuance costs of $367,195 including $166,344 deferred at December 31, 2023. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $185,405 recorded as a reduction of equity and $279,031 recorded as transaction costs on derivative warrant liability.

On March 25, 2024, the Company issued 5,000 common shares for the exercise of warrants at CAD $4.50 per share in the amount of $16,570 (CAD $22,500). An amount of $5,244 was transferred from derivative warrant liability to share capital as a result.

On October 18, 2024, the Company closed its registered direct offering and concurrent private placement for the purchase and sale of: (i) 320,000 common share units at a price of $1.85 per unit, with each unit consisting of one common share and one warrant to purchase one common share; and (ii) 490,810 pre-funded warrant units at a price of $1.84999 per pre-funded unit, with each pre-funded unit consisting of one pre-funded warrant to purchase one common share and one warrant to purchase one common share. Aggregate gross proceeds amounted to $1,499,993. The pre-funded warrants have an exercise price of $0.00001 per share and will terminate once exercised in full. The unit warrants are exercisable at an exercise price of $2.18 are immediately exercisable and expire five years from issuance.

In connection with the private placement, the Company incurred issuance costs of $370,276. The costs were recorded as a reduction of equity.

On November 21, 2024, the Company issued 257,810 common shares for the exercise of pre-funded warrants at US$0.00001 per share in the amount of $3. An amount of $359,211 was transferred from reserves to share capital as a result.

Year ended December 31,2023:

On January 19, 2023, the Company issued 328,777 common shares for the exercise of pre-funded warrants at $0.0009 per share in the amount of $296. An amount of $531,885 was transferred from reserves to share capital as a result.

c)Diluted Weighted Average Number of Common Shares Outstanding

	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Basic weighted average shares outstanding	4,734,633	2,878,514	1,981,734
Effect of outstanding securities	—	—	—
Diluted weighted average shares outstanding	4,734,633	2,878,514	1,981,734

During the years ended December 31, 2025, 2024 and 2023, the Company had a net loss, as such, the diluted loss per share calculation excludes any potential conversion of options and warrants that would decrease loss per share.

12.Share capital and reserves (continued)

d)Common Share Purchase Warrants

A summary of the changes in warrants for the years ended December 31, 2025, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2023 and 2022	1,125,210	$22.31
Granted – February 9, 2024	824,767	3.13	(1)
Granted – February 23, 2024	74,950	3.13	(1)
Granted – October 18, 2024	810,810	2.18
Exercised	(5,000)	3.13	(1)
Balance, December 31, 2024	2,830,737	$3.60
Granted – July 21, 2025	1,267,123	1.20
Granted – August 8, 2025	156,849	1.20
Balance, December 31, 2025	4,254,709	$2.82

(1) Exercise price of CAD $4.50.

During the year ended December 31, 2024, the Company amended the exercise price of 1,125,210 common share purchase warrants that were issued pursuant to private placements that closed in February 2021, October 2021 and October 2022. Pursuant to the polices of the TSXV the terms of the warrants, as amended, will be subject to an acceleration expiry provision such that if for any 10 consecutive trading dates during the unexpired term of the warrants, the closing price of the Company’s shares on the exchange exceeds $6.50, the exercise period of the warrants will be reduced to 30 days, starting seven days after the last premium trading day. All other terms of the warrants remain unchanged.

At December 31, 2025, the weighted average contractual remaining life of the unexercised warrants was 2.58 years (2024 – 2.58 years).

The following table summarizes information on warrants outstanding at December 31, 2025:

				Remaining
	Number			Contractual
Exercise Price	Outstanding		Expiry date	Life
$5.00	198,333	(1)	February 9, 2026	0.11 years
$5.00	270,211		October 15, 2026	0.79 years
$5.00	101,111		October 15, 2026	0.79 years
$5.00	555,555		October 7, 2027	1.77 years
CAD $4.50	819,767	(1)	February 9, 2026	0.11 years
CAD $4.50	74,950	(1)	February 23, 2026	0.15 years
$2.18	810,810		October 18, 2029	3.80 years
$1.20	1,267,123		July 21, 2030	4.56 years
$1.20	156,849		August 8, 2030	4.61 years
Total	4,254,709			2.58 years

(1) Expired unexercised subsequent to December 31, 2025.

12.Share capital and reserves (continued)

e)Pre-Funded Warrants

A summary of the changes in pre-funded warrants for the years ended December 31, 2025, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2022	328,777	$0.0009
Exercised	(328,777)	0.0009
Balance, December 31, 2023	—	—
Granted – October 18, 2024	490,810	0.00001
Exercised	(257,810)	0.00001
Balance, December 31, 2024	233,000	$0.00001
Granted – October 23, 2025	1,177,530	0.00001
Exercised	(1,410,530)	0.00001
Balance, December 31, 2025	—	—

f)Finders’ and Underwriters Warrants

A summary of the changes in finders’ and underwriters warrants for the years ended December 31, 2025, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2024, 2023 and 2022	50,298	$23.57
Granted – July 21, 2025	16,800	1.20
Granted – October 23, 2025	87,500	0.69
Balance, December 31, 2025	154,598	$8.25
Exercisable, December 31, 2025	67,098	$18.11

At December 31, 2025, the weighted average contractual remaining life of the unexercised finders’ and underwriters’ warrants was 1.64 years(2024 – 2.24 years).

The following table summarizes information on finders’ and underwriters’ warrants outstanding at December 31, 2025:

				Remaining
	Number			Contractual
Exercise Price	Outstanding		Expiry date	Life
CAD$42.30	6,377	(1)	February 9, 2026	0.11 years
$42.93	16,144		October 15, 2026	0.79 years
$10.98	27,777		October 7, 2027	1.77 years
$1.20	16,800		July 21, 2030	4.56 years
$0.69	87,500		April 23, 2027	1.31 years
Total	154,598			1.64 years

(1)Expired unexercised subsequent to December 31, 2025.

The fair value of the finders’ warrants issued on July 21, 2025 was estimated at $11,560 on the date of grant using the Black-Scholes option pricing model. The exercise price of the unit of $1.20; expected life of 5 years; expected volatility of 100%; risk free rate of 2.99%; and expected dividend yield of 0%.

12.Share capital and reserves (continued)

f)Finders’ and Underwriters Warrants (continued)

The fair value of the finders’ warrants issued on October 23, 2025 was estimated at $26,924 on the date of grant using the Black-Scholes option pricing model. The exercise price of the unit of $0.69; expected life of 18 months; expected volatility of 87%; risk free rate of 2.39%; and expected dividend yield of 0%.

g)	Stock Options

The Company has an incentive Stock Option Plan (the “Plan”) for directors, officers, employees, and consultants, under which the Company may issue stock options to purchase common shares of the Company provided that the amount of incentive stock options which may be granted and outstanding under the Plan at any time shall not exceed 10% of the then issued and outstanding common shares of the Company.

The weighted average fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following data and assumptions:

	2024	2023
Dividend yield	Nil	Nil
Annualized volatility	100%	100%
Share price	CAD $3.82	CAD $2.90
Risk-free interest rate	3.47%	3.25%
Expected life	5 years	5 years

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise.

Volatility is based on the available historical volatility of the Company’s share price, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

During the year ended December 31, 2025, the Company recorded share-based expenses of $25,155 (2024 - $122,527; 2023 - $120,984), in respect of the vesting of options issued in prior years.

A summary of the changes in stock options for the years ended December 31, 2025, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Options	Exercise price (CAD)
Balance, December 31, 2022	128,240	$21.75
Granted – December 31, 2023	8,000	2.90
Expired	(32,318)	33.65
Balance, December 31, 2023	103,922	$16.60
Granted – March 4, 2024	39,483	4.50
Granted – April 8, 2024	8,000	5.00
Granted – December 18, 2024	13,000	1.75
Expired	(16,642)	22.22
Balance, December 31, 2024	147,763	$10.80
Expired	(18,002)	12.86
Balance, December 31, 2025	129,761	$10.51
Vested and exercisable, December 31, 2025	109,596	$11.86

12.Share capital and reserves (continued)

g)    Stock Options (continued

The weighted average contractual remaining life of the unexercised options was 2.27 years (2024 - 3.02 years).

The following table summarizes information on stock options outstanding at December 31, 2025:

	Number	Number		Remaining
Exercise Price (CAD$)	Outstanding	Exercisable	Expiry Date	Contractual Life
16.92	2,366	2,366	May 12, 2026	0.36 years
21.69	4,732	4,732	July 14, 2026	0.53 years
22.86	7,262	7,262	December 21, 2026	0.97 years
22.86	9,163	9,163	January 12, 2027	1.03 years
14.40	37,200	37,200	June 6, 2027	1.43 years
12.42	5,554	5,554	November 25, 2027	1.90 years
2.90	8,000	8,000	December 31, 2028	3.00 years
4.50	34,484	24,069	March 4, 2029	3.18 years
5.00	8,000	8,000	April 8, 2029	3.27 years
1.75	13,000	3,250	December 18, 2029	3.97 years
	129,761	109,596

h)Derivative Warrant Liability

During the years ended December 31, 2024, 2022 and 2021, the Company issued warrants which were recorded as derivative financial liabilities as the exercise price was denominated in a currency other than the functional currency of the Company and in certain situations allow the holder to exercise the warrants on a cashless basis and therefore may be settled other than by the exchange of a fixed amount of cash. Under the cashless exercise option, the holders of these warrants may elect to settle the warrants on a cashless basis if the common shares are not subject to an effective registration statement at the time the holder wishes to exercise them. A contract that may be settled by a single net payment (generally referred to as net cash settled or net equity settled) is a financial liability and not an equity instrument.

These warrants are revalued at each reporting period and any gain or loss is recorded in profit or loss.

The fair value of the warrants issued during the year ended December 31, 2025 with an exercise price denominated in CAD was estimated at $nil (2024 - $1,205,000) on the date of grant using the Black-Scholes option pricing model with the following data and assumptions:

2024
Dividend yield	Nil
Annualized volatility	130-135%
Share price	CAD$3.03 – CAD$3.40
Risk-free interest rate	4.28% – 4.33%
Expected life	2 years

12.Share capital and reserves (continued)

h)Derivative Warrant Liability (continued)

The balance of the derivative warrant liabilities (level 3) is as follows:

Balance at December 31, 2022	$3,854,403
Reclassified from reserves	318,000
Fair value adjustment	(3,641,403)
Balance at December 31, 2023	$531,000
Warrants issued February 9, 2024	1,102,000
Warrants issued February 23, 2024	103,000
Warrants exercised	(5,244)
Reclassified to reserves	(123,651)
Fair value adjustment	(1,035,105)
Balance at December 31, 2024	$572,000
Fair value adjustment	(564,000)
Balance at December 31, 2025	$8,000

Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2025, 2024 and 2023 are as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Share price	$0.56	$1.13	$2.31
Risk-free interest rate	2.55%	2.92%	3.25%-3.91%
Dividend yield	0%	0%	0%
Expected volatility	78%-127%	94%-134%	100%
Remaining term (in years)	0.1–1.8	1.1-2.8	2.1-3.8

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.